Net Present Value of Preferred Stock (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 09, 2009
Preferred Securities And Warrants [Line Items]
NPV of preferred stock, Fair Value				$ 24,000
Fair value of warrant				950
NPV of preferred stock, fair value				15,396
Fair value of warrant, relative value percent				6.20%
Net present value of preferred stock, relative value percentage				100.00%
Fair value of warrant, relative Value				1,481
Preferred stock				24,000
Series A [Member]
Preferred Securities And Warrants [Line Items]
NPV of preferred stock, Fair Value				14,446
NPV of preferred stock, discount rate, relative value percent				93.80%
NPV of preferred stock, discount rate, relative Value				22,519
Preferred stock	$ 24,000	$ 24,000	$ 24,000